Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities
14.
Lease liabilities

	As at	As at
	December 31, 2025	December 31, 2024
Current portion of lease liabilities	165,291	152,449
Long-term portion of lease liabilities	472,473	421,213
	637,764	573,662

The table below summarizes changes to the lease liabilities:

	Note	2025	2024
Balance at beginning of year		573,662	460,158
Business combinations	5	37,775	116,837
Additions		189,363	208,028
Derecognition*		(18,332)	(15,625)
Repayment		(163,250)	(165,350)
Effect of movements in exchange rates		18,546	(30,386)
Balance at end of year		637,764	573,662

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

The incremental borrowing rate used on average for 2025 is 4.50% (2024 – 5.17%).

Extension options

Some real estate leases contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there are significant events or significant changes in circumstances within its control.

The lease liabilities include future lease payments of $8.3 million (2024 – $7.3 million) related to extension options that the Group is reasonably certain to exercise.

The Group has estimated that the potential future lease payments, should it exercise the remaining extension options, would result in an increase in lease liabilities of $577.2 million (2024 - $441.2 million).

The Group does not have a significant exposure to termination options and penalties.

Variable lease payments

Some leases contain variable lease payments which are not included in the measurement of the lease liability. These payments include, amongst others, common area maintenance fees, municipal taxes and vehicle maintenance fees. The expense related to variable lease payments for the year ended December 31, 2025 was $28.1 million (2024 - $26.2 million).

Sub-leases

The Group sub-leases some of its properties. Income from sub-leasing right-of-use assets for the year ended December 31, 2025 was $18.4 million (2024 - $21.1 million), presented in “Other operating expenses”.

Contractual cash flows

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2025
Less than 1 year	192,844
Between 1 and 5 years	379,182
More than 5 years	170,717
742,743

For the year ended December 31, 2025, lease expenses of $39.4 million (2024 – $41.3 million) were recognized in the consolidated statement of income for leases that either did not meet the definition of a lease under IFRS 16, or were excluded based on practical expedients applied.